Schedule of Investments (unaudited) April 30, 2019	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.3%

Aerospace & Defense — 1.8%
BAE Systems PLC	20,794,632	$133,652,905
Lockheed Martin Corp.	355,692	118,562,814
Northrop Grumman Corp.	328,405	95,207,894

		347,423,613

Automobiles — 0.5%
General Motors Co.	2,698,755	105,116,507

Banks — 13.6%
Bank of America Corp.	19,522,016	596,983,249
Citigroup, Inc.	9,497,115	671,446,031
JPMorgan Chase & Co.	6,361,816	738,288,747
Wells Fargo & Co.	13,712,976	663,845,168

		2,670,563,195

Beverages — 2.3%
Constellation Brands, Inc., Class A	575,269	121,767,189
Diageo PLC	3,598,635	151,710,257
PepsiCo, Inc.	1,477,998	189,257,644

		462,735,090

Building Products — 1.1%
Johnson Controls International PLC	4,477,092	167,890,950
Masco Corp.	1,307,033	51,052,709

		218,943,659

Capital Markets — 3.8%
Charles Schwab Corp.	1,638,598	75,015,016
Goldman Sachs Group, Inc.	684,329	140,917,028
Morgan Stanley	6,549,174	315,997,645
State Street Corp.	3,079,201	208,338,740

		740,268,429

Chemicals — 1.6%
Dow, Inc.(a)	1,819,924	103,244,288
DowDuPont, Inc.	5,448,099	209,479,407

		312,723,695

Communications Equipment — 0.9%
Motorola Solutions, Inc.	1,216,289	176,252,439

Construction Materials — 0.6%
CRH PLC	3,778,662	126,852,268

Containers & Packaging — 0.2%
International Paper Co.	962,566	45,057,714

Diversified Financial Services — 0.9%
AXA Equitable Holdings, Inc.	7,596,419	172,362,747

Diversified Telecommunication Services — 4.4%
BCE, Inc.	1,090,332	48,781,454
Verizon Communications, Inc.	14,401,471	823,620,126

		872,401,580

Electric Utilities — 2.1%
FirstEnergy Corp.	6,759,314	284,093,968

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	686,453	$133,473,921

		417,567,889

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	3,479,995	83,589,480

Food Products — 2.7%
Conagra Brands, Inc.	3,702,744	113,970,460
Kellogg Co.	1,706,026	102,873,368
Mondelez International, Inc., Class A	1,218,688	61,970,285
Nestle SA, Registered Shares	2,686,374	258,637,650

		537,451,763

Health Care Equipment & Supplies — 5.0%
Alcon, Inc.(a)	2,647,099	152,738,232
Koninklijke Philips NV	9,969,594	428,131,468
Medtronic PLC	4,517,632	401,210,898

		982,080,598

Health Care Providers & Services — 5.0%
Anthem, Inc.	1,186,516	312,089,304
CVS Health Corp.	3,276,563	178,179,496
Humana, Inc.	750,703	191,737,053
McKesson Corp.	1,053,877	125,674,832
Quest Diagnostics, Inc.	982,118	94,656,533
UnitedHealth Group, Inc.	369,420	86,100,719

		988,437,937

Household Products — 1.3%
Newell Brands, Inc.	6,933,008	99,696,655
Procter & Gamble Co.	1,434,497	152,745,241

		252,441,896

Industrial Conglomerates — 2.5%
3M Co.	551,927	104,595,686
General Electric Co.	17,305,437	175,996,294
Honeywell International, Inc.	276,813	48,063,041
Siemens AG, Registered Shares	1,448,157	173,637,235

		502,292,256

Insurance — 8.3%
American International Group, Inc.	8,033,112	382,135,138
Arthur J Gallagher & Co.	2,381,406	199,133,170
Marsh & McLennan Cos., Inc.	1,988,051	187,453,329
MetLife, Inc.	8,305,482	383,131,885
Travelers Cos., Inc.	1,578,599	226,923,606

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Willis Towers Watson PLC	1,353,825	$249,564,100

		1,628,341,228

IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A	4,209,121	307,097,468

Leisure Products — 0.2%
Mattel, Inc.(a)	3,274,588	39,917,228

Machinery — 0.4%
Pentair PLC	1,838,075	71,666,544

Media — 1.7%
Comcast Corp., Class A	7,794,216	339,282,222

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	1,553,797	92,683,991

Multiline Retail — 1.2%
Dollar General Corp.	1,943,900	245,106,351

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	2,929,570	213,419,174
BP PLC	66,824,573	485,928,173
Enterprise Products Partners LP	11,125,651	318,527,388
Marathon Oil Corp.	3,647,653	62,156,007
Marathon Petroleum Corp.	4,170,787	253,875,805
ONEOK, Inc.	2,154,319	146,342,890
Suncor Energy, Inc.	4,302,726	141,989,958
TOTAL SA — ADR	1,312,028	73,040,599
Williams Cos., Inc.	10,387,020	294,264,277

		1,989,544,271

Personal Products — 0.8%
Unilever NV — NY Shares	2,744,337	166,059,832

Pharmaceuticals — 5.0%
AstraZeneca PLC	3,793,554	282,619,019
Bayer AG, Registered Shares	1,793,557	119,371,581
Novartis AG — ADR	869,311	71,483,443
Novo Nordisk A/S — ADR	1,954,394	95,784,850

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	10,400,528	$422,365,442

		991,624,335

Road & Rail — 0.5%
Union Pacific Corp.	532,685	94,306,552

Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd.	5,594,999	139,986,875
QUALCOMM, Inc.	3,033,189	261,248,568
Taiwan Semiconductor Manufacturing Co. Ltd.	14,936,000	125,403,112

		526,638,555

Software — 5.7%
Constellation Software, Inc.	113,601	100,234,630
Microsoft Corp.	3,873,278	505,850,107
Oracle Corp.	9,167,636	507,245,300

		1,113,330,037

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	1,250,898	141,526,600

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	374,899	75,230,982
Samsung Electronics Co. Ltd.	7,145,642	280,946,736

		356,177,718

Tobacco — 1.4%
Altria Group, Inc.	4,953,202	269,107,465

Total Long-Term Investments — 93.3% (Cost — $13,621,772,525)		18,386,973,152

Short-Term Securities — 6.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(b)(c)	1,328,205,076	1,328,205,076

Total Short-Term Securities — 6.7% (Cost — $1,328,205,076)		1,328,205,076

Total Investments — 100.0% (Cost — $14,949,977,601)		19,715,178,228

Liabilities in Excess of Other Assets — (0.0)%		(7,386,791)

Net Assets — 100.0%		$19,707,791,437

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Equity Dividend Fund

(c)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,164,090,600	164,114,476	1,328,205,076	$1,328,205,076	$19,643,112	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR    American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$213,770,708	$133,652,905	$—	$347,423,613
Automobiles	105,116,507	—	—	105,116,507
Banks	2,670,563,195	—	—	2,670,563,195
Beverages	311,024,833	151,710,257	—	462,735,090
Building Products	218,943,659	—	—	218,943,659
Capital Markets	740,268,429	—	—	740,268,429
Chemicals	312,723,695	—	—	312,723,695
Communications Equipment	176,252,439	—	—	176,252,439
Construction Materials	—	126,852,268	—	126,852,268
Containers & Packaging	45,057,714	—	—	45,057,714
Diversified Financial Services	172,362,747	—	—	172,362,747
Diversified Telecommunication Services	872,401,580	—	—	872,401,580
Electric Utilities	417,567,889	—	—	417,567,889
Energy Equipment & Services	83,589,480	—	—	83,589,480
Food Products	278,814,113	258,637,650	—	537,451,763
Health Care Equipment & Supplies	553,949,130	428,131,468	—	982,080,598
Health Care Providers & Services	988,437,937	—	—	988,437,937
Household Products	252,441,896	—	—	252,441,896
Industrial Conglomerates	328,655,021	173,637,235	—	502,292,256
Insurance	1,628,341,228	—	—	1,628,341,228
IT Services	307,097,468	—	—	307,097,468
Leisure Products	39,917,228	—	—	39,917,228
Machinery	71,666,544	—	—	71,666,544
Media	339,282,222	—	—	339,282,222
Multi-Utilities	92,683,991	—	—	92,683,991
Multiline Retail	245,106,351	—	—	245,106,351
Oil, Gas & Consumable Fuels	1,503,616,098	485,928,173	—	1,989,544,271
Personal Products	166,059,832	—	—	166,059,832
Pharmaceuticals	709,005,316	282,619,019	—	991,624,335
Road & Rail	94,306,552	—	—	94,306,552
Semiconductors & Semiconductor Equipment	401,235,443	125,403,112	—	526,638,555
Software	1,113,330,037	—	—	1,113,330,037
Specialty Retail	141,526,600	—	—	141,526,600
Technology Hardware, Storage & Peripherals	75,230,982	280,946,736	—	356,177,718
Tobacco	269,107,465	—	—	269,107,465
Short-Term Securities	1,328,205,076	—	—	1,328,205,076

	$17,267,659,405	$2,447,518,823	$—	$19,715,178,228

4